TRANSACTIONS WITH RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES

Charlesbank, EIG & Tailwater (our Sponsors)

Effective August 4, 2014, in connection with the Contribution and as a result of the Holdings Transaction, the board of directors of our General Partner includes one director affiliated with Charlesbank, one director affiliated with EIG, one director affiliated with Tailwater and three outside directors. The seventh member of the board of directors of our General Partner and its chairman, David W. Biegler, was selected by a majority of the other directors. Mr. Biegler will serve as the chairman from August 2014 for two years or until his earlier death or resignation. Our non-employee directors are reimbursed for certain expenses incurred for their services to us. The director services fees and expenses are included in general and administrative expenses in our statements of operations. We incurred fees and expenses related to the services from our affiliated directors as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Charlesbank	$14	$—
EIG	16	—
Tailwater	16	—
Total fees and expenses paid for director services to affiliated entities	$46	$—

Southcross Energy Partners GP, LLC (our General Partner)

Our General Partner does not receive a management fee or other compensation for its management of us. However, our General Partner and its affiliates are entitled to reimbursements for all expenses incurred on our behalf, including, among other items, compensation expense for all employees required to manage and operate our business. We incurred expenses related to these reimbursements as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Reimbursements included in general and administrative expenses	$3,134	$3,475
Reimbursements included in operations and maintenance expenses	4,781	3,943
Total reimbursements to our General Partner and its affiliates	$7,915	$7,418

Compensation expense for services incurred by us on behalf of Southcross Energy LLC was billed to Southcross Energy LLC. For the three months ended March 31, 2015, compensation expense, which was not incurred on our behalf, of $0.1 million was billed to Southcross Energy LLC. No such amounts were incurred by us and billed to Southcross Energy LLC for the three months ended March 31, 2014.
Wells Fargo Bank, N.A.
Under our Senior Credit Facilities, Wells Fargo Bank, N.A. serves as the administrative agent (and served in that same capacity under our Previous Credit Facility). See Note 6. An affiliate of Wells Fargo Bank, N.A. is a member of our investor group. We entered into amendments to our Previous Credit Facility during 2013 and 2014. In addition, in connection with the TexStar Rich Gas System Transaction, during the third quarter of 2014, we entered into the Senior Credit Facilities, which include syndicates of financial institutions and other lenders. Affiliates of Wells Fargo Bank, N.A. have from time to time engaged in commercial banking and financial advisory transactions with us in the normal course of business. During the three months ended March 31, 2015 and 2014, we incurred costs, excluding interest, to Wells Fargo Bank, N.A. and its affiliates of $0.4 million and $0.2 million, respectively.

Other Transactions with Affiliates

Under the Distribution Agreement, we made customary representations, warranties and agreements, including an agreement to indemnify the Managers for certain liabilities under the Securities Act. The Managers and certain of their affiliates have engaged, and may in the future engage, in commercial and investment banking transactions with us in the ordinary course of their business for which they have received, and expect to receive, customary compensation and expense reimbursement. In particular, affiliates of each of the Managers are lenders under our Senior Credit Facilities, an affiliate of Wells Fargo Securities, LLC is a lender under our Senior Credit Facilities and affiliates of the other sales agents may from time to time hold positions under the Term Loan Agreement. If we use any net proceeds of this offering to repay borrowings under our Senior Credit Facilities, such affiliates of the Managers will receive proceeds of the offering.

In conjunction with the TexStar Rich Gas System Transaction, we entered into a gas gathering and processing agreement (the “G&P Agreement”) and an NGL sales agreement (the “NGL Agreement”) with an affiliate of Holdings. Under the terms of these agreements, we transport, process and sell rich natural gas for the affiliate in return for fees that are substantially equivalent to the fees that Holdings receives from its customers for such services, and we can sell natural gas liquids that we own to Holdings at prices that are substantially equivalent to prices that Holdings receives from third parties. The NGL Agreement also permits us to utilize Holdings’ fractionation services at market-based rates.

During the three months ended March 31, 2015, the Partnership recorded revenues from affiliates of $7.4 million in accordance with the G&P Agreement and the NGL Agreement. Accounts receivable due from affiliates of $8.9 million as of March 31, 2015 is comprised of primarily (a) $5.6 million due from TexStar, (b) $0.9 million due from Holdings relating to gathering and processing services in the period and (c) $1.3 million, $0.6 million and $0.1 million due from T2 Eagle Ford, T2 Cogen and T2 LaSalle (each as defined in Note 13), respectively, representing reimbursements for operating costs and equipment for this investment in the joint ventures. Accounts payable due to affiliates of $3.8 million as of March 31, 2015 is comprised of primarily (a) $1.4 million due to TexStar, and (b) $1.7 million, $0.5 million and $0.1 million due to T2 Cogen, T2 Eagle Ford and T2 LaSalle, respectively, representing operational obligations.

In conjunction with the 2015 Holdings Acquisition, we entered into a series of commercial agreements with affiliates of Holdings including a gas gathering and treating agreement, a compression services agreement, a repair and maintenance agreement and an NGL transportation agreement. Under the terms of these commercial agreements, we gather, treat, transport, compress and redeliver natural gas for the affiliates of Holdings in return for agreed-upon fixed fees. In addition, under the NGL transportation agreement, we transport a minimum volume of NGLs per day at a fixed rate per gallon. The operational expense associated with such agreements has been capped at $1.7 million per quarter through December 31, 2016.

TRANSACTIONS WITH RELATED PARTIES
Charlesbank, EIG & Tailwater (our Sponsors)
For the year ended December 31, 2012, Southcross Energy LLC incurred management fees of $0.5 million for services received and incurred associated expenses of $68,000 under the Charlesbank Agreement (as defined below). Service fees and expenses under the Charlesbank Agreement were recognized in general and administrative expenses in our consolidated statements of operations. Subsequent to our IPO, we did not receive any further services under this agreement, as the Charlesbank Agreement terminated with our IPO. Therefore, no payments for services provided after that date were made under the Charlesbank Agreement.
Effective August 4, 2014, in connection with the Contribution and as a result of the Holdings Transaction, the board of directors of our General Partner includes one director affiliated with Charlesbank, one director affiliated with EIG, one director affiliated with Tailwater and three outside directors. The seventh member of the board of directors of our General Partner and its chairman, David W. Biegler, was selected by a majority of the other directors. Mr. Biegler will serve as the chairman from August 2014 for two years or until his earlier death or resignation. Our non-employee directors are reimbursed for certain expenses incurred for their services to us. The director services fees and expenses are included in general and administrative expenses in our statements of operations. We incurred fees and expenses related to the services from our affiliated directors as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Charlesbank	$340	$463	$—
EIG	20	—	—
Tailwater	20	—	—
Total fees and expenses paid for director services to affiliated entities	$380	$463	$—

Southcross Energy LLC and Southcross Energy Partners GP, LLC
Prior to our IPO in 2012, Charlesbank provided certain management services to Southcross Energy LLC pursuant to a management services agreement (the "Charlesbank Agreement") which specified an annual management fee of $0.6 million. Subsequent to our IPO, we did not receive any further services under this agreement, as the Charlesbank Agreement terminated with our IPO. As such, our General Partner no longer receives a management fee or other compensation for its management of us. However, our General Partner and its affiliates are entitled to reimbursements for all expenses incurred on our behalf, including, among other items, compensation expense for all employees required to manage and operate our business. We incurred expenses related to these reimbursements as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Reimbursements included in general and administrative expenses	$10,944	$9,364	$—
Reimbursements included in operations and maintenance expenses	16,093	13,264	—
Total reimbursements to our General Partner and its affiliates	$27,037	$22,628	$—

Compensation expense for services incurred by us on behalf of Southcross Energy LLC was billed to Southcross Energy LLC. For the year ended December 31, 2014, compensation expense, which was not incurred on our behalf, of $0.9 million was billed to Southcross Energy LLC, $0.5 million of which is included in accounts receivable as of December 31, 2014.

In December 2014, Southcross Energy LLC, on behalf of us, paid the settlement of the $1.2 million liability in connection with the accelerated vesting of the 15,000 outstanding equity equivalent units held by management due to the change in control provision triggered by the Holdings Transaction. See Note 14.

We also provide management, administrative, operational and workforce related services to affiliated entities including Holdings, which owns 100% of our General Partner, and an affiliate that is jointly owned by EIG and Tailwater, two of our Sponsors. The expenses associated with these services, which are shared with these entities, are recorded in general and administrative expense in our statement of operations and are allocated in a manner approved by the board of directors and conflicts committee. During the year ended December 31, 2014, we allocated $1.0 million to Holdings, and $0.1 million to an affiliate of two of our Sponsors.

In 2014, we paid approximately $2.8 million to Black Creek Well Services, LP, an entity in which two of our Sponsors (EIG and Tailwater) have an indirect controlling interest, for servicing work it performed for us.

During the second quarter of 2013, we issued and sold 1,715,000 Series A Preferred Units to Southcross Energy LLC for a cash purchase price of $22.86 per Series A Preferred Unit, in a privately negotiated transaction (See Note 11). After the Series A Preferred Units issuance during the second quarter of 2013, Southcross Energy LLC sold 1,500,000 of the units to third parties. All of the Series A Preferred Units, including those held by Southcross Energy LLC, were converted into common units on August 4, 2014 in connection with the Holdings Transaction. See Notes 1 and 11.
Wells Fargo Bank, N.A.
Under our Senior Credit Facilities, Wells Fargo Bank, N.A. serves as the administrative agent (and served in that same capacity under our Previous Credit Facility). See Note 8. An affiliate of Wells Fargo Bank, N.A. is a member of our investor group. We entered into amendments to our Previous Credit Facility during 2013 and 2014. In addition, in connection with the TexStar Rich Gas System Transaction, during the third quarter of 2014, we entered into the Senior Credit Facilities, which include syndicates of financial institutions and other lenders. Affiliates of Wells Fargo Bank, N.A. have from time to time engaged in commercial banking and financial advisory transactions with us in the normal course of business. During the year ended December 31, 2014, 2013 and 2012, we incurred costs, excluding interest, to Wells Fargo Bank, N.A. and its affiliates of $9.5 million, $1.8 million and $5.9 million, respectively (See Notes 1 and 8).
Other Transactions with Affiliates

Under the Distribution Agreement, we made customary representations, warranties and agreements, including an agreement to indemnify the Managers for certain liabilities under the Securities Act. The Managers and certain of their affiliates have engaged, and may in the future engage, in commercial and investment banking transactions with us in the ordinary course of their business for which they have received, and expect to receive, customary compensation and expense reimbursement. In particular, affiliates of each of the Managers are lenders under our Senior Credit Facilities, an affiliate of Wells Fargo Securities, LLC is a lender under our Term Loan and affiliates of the other sales agents may from time to time hold positions in the Term Loan. If we use any net proceeds of this offering to repay borrowings under our Senior Credit Facilities, such affiliates of the Managers will receive proceeds of the offering.

In conjunction with the TexStar Rich Gas System Transaction, we entered into a gas gathering and processing agreement (the “G&P Agreement”) and an NGL sales agreement (the “NGL Agreement”) with an affiliate of Holdings. Under the terms of these agreements, we transport, process and sell rich natural gas for the affiliate of Holdings in return for fees that are substantially equivalent to the fees that Holdings receives from its customers for such services, and we can sell natural gas liquids that we own to Holdings at prices that are substantially equivalent to prices that Holdings receives from third parties. In the future, when Holdings’ fractionation facility is operational, the NGL Agreement will permit us to utilize Holdings’ fractionation services at market-based rates.

During the year ended December 31, 2014, the Partnership recorded revenues from affiliates of $13.3 million in accordance with the G&P Agreement and the NGL Agreement. Accounts receivable due from affiliates of $11.3 million as of December 31, 2014 is comprised of primarily (a) $5.8 million due from Holdings relating to gathering and processing services in the period and (b) $2.8 million and $2.3 million due from T2 Cogen (as defined in Note 16) and T2 La Salle Gas Utility LLC, a wholly owned subsidiary of T2 La Salle (as defined in Note 16), respectively representing reimbursements for operating costs and equipment for this investment in joint ventures. Accounts payable due to affiliates of $12.9 million as of December 31, 2014 is comprised of primarily (a) $5.4 million due to Holdings relating to reimbursements of insurance and capital costs and (b) $4.6 million due to T2 Cogen, T2 Gas Utility LLC, and T2 LaSalle Gas Utility LLC representing operational obligations.

In conjunction with the 2015 Holdings Acquisition, we entered into a series of commercial agreements with affiliates of Holdings including a gas gathering and treating agreement, a compression services agreement, a repair and maintenance agreement and an NGL transportation agreement. Under the terms of these commercial agreements, we gather, treat, transport, compress and redeliver natural gas for the affiliates of Holdings in return for agreed-upon fixed fees. In addition, under the NGL transportation agreement, we transport a minimum volume of NGLs per day at a fixed rate per gallon. The operational expense associated with such agreements has been capped at $1.7 million per quarter through December 31, 2016.